EQUITY COMPENSATION PLANS (Details 3) - 2010 Equity Compensation Plan					12 Months Ended			27 Months Ended
	Jul. 17, 2015 $ / shares shares	Dec. 11, 2013 USD ($)	Jun. 03, 2013 $ / shares shares	May. 07, 2013 $ / shares shares	Dec. 31, 2015 USD ($) installment $ / shares shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) $ / shares shares	Sep. 30, 2013	Dec. 31, 2010 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted stock options					137,400,000		323,900,000
Options, exercise price | $ / shares					$ 0.0108		$ 0.0105
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted stock options						0
Stock options | Ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance of options									698,381,300
Stock options | Employees | Ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted stock options	137,400,000			50,600,000
Options, exercise price | $ / shares	$ 0.0108
Contractual term	6 years
Stock options | Employees and senior management | Ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted stock options				254,100,000
Options, exercise price | $ / shares				$ 0.0103
Contractual term				6 years
Stock options | Senior management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares of options attributable to vest								60.00%
Total incremental compensation cost | $		$ 370,000
Incremental compensation cost, recorded in current period | $							$ 180,000
Incremental compensation cost, amortized over remaining vesting period of options | $							190,000
Stock options | Senior management | Prior to 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					4 years
Number of vesting installment | installment					16
Number of installment vest and become exercisable at the first anniversary | installment					2
Period over which the installments shall vest and become exercisable at the first first anniversary					6 months
Percentage of installment of the total options having the opportunity to be earned for each quarter contingent on the achievement of positive quarterly operating income for the quarter					6.25%
Maximum number of installments to be earned | installment					14
Period over which earned options shall vest and become exercisable					12 months
Stock options | Senior management | 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					4 years
Vesting percentage on each of the anniversaries					25.00%
Stock options | Senior management | Ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted stock options			69,800,000	140,000,000
Options, exercise price | $ / shares			$ 0.0113
Contractual term			6 years
Stock options | Senior management and employees of Shanda
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $					$ 20,243	$ 15,475	52,888
Stock options | Senior management and employees of Shanda | Ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted stock options				63,500,000
Stock options | Directors and employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					4 years
Vesting percentage on each of the anniversaries					25.00%
Stock options | Employees, senior management and directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $					$ 258,454	$ 600,995	$ 1,023,871